LOANS, FINANCING AND DEBENTURES - Loans and financing (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
LOANS, FINANCING AND DEBENTURES
Loans and financing	R$ 6,139,437	R$ 8,461,841
BNDES - PSI
LOANS, FINANCING AND DEBENTURES
Loans and financing	R$ 21,620	R$ 32,155
Financing - Suppliers | Minimum
LOANS, FINANCING AND DEBENTURES
Net cost of CDI, as percentage	107.90%	101.40%
Financing - Suppliers | Maximum
LOANS, FINANCING AND DEBENTURES
Net cost of CDI, as percentage	115.90%	109.40%